INCOME TAXES - Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate	25.00%	25.00%	25.00%
Change in deferred tax valuation allowance	(146.00%)	(20.00%)	(21.00%)
Preferential tax rate	30.00%	(16.00%)	(42.00%)
Tax effect of non-deductible expenses	(15.00%)
Effect of different tax rate of subsidiaries	(27.00%)	17.00%	39.00%
Non-taxable income	67.00%
Other	(7.00%)	4.00%	6.00%
Effective income tax rate	(73.00%)	10.00%	7.00%